Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events

Note 9 – Subsequent Events

Reverse Stock Split

On April 27, 2012, 3DIcon Corporation, an Oklahoma corporation filed an Amended Certificate of Incorporation to effect a 1-for-35 reverse split of the Company’s common stock. The reverse stock split was announced by Financial Industry Regulatory Authority on April 26, 2012 and became effective on April 27, 2012. As previously reported on the Company’s Current Report on Form 8-K, filed on October 20, 2011, this action followed a stockholder vote at the Company’s annual meeting of the stockholders of the Company, which vote authorized the Company’s Board of Directors to effect a reverse stock split of the Company’s authorized, issued and outstanding common stock.

On April 27, 2012, the effective date, every 35 shares of the Company’s issued and outstanding common stock were combined into one share of common stock. The Company did not issue any fractional shares in connection with the reverse stock split. Stockholders of record who otherwise would have been entitled to receive fractional shares will be entitled, upon surrender to our transfer agent of certificates representing such shares, cash in lieu thereof.

Debentures payable

In accordance with the terms of the Second Debenture an event of default occurs if the common stock of the Company trades at a price per share of $0.21 or lower. The trading price was at $0.21 or lower on several occasions during the period ended March 31, 2012 and subsequent to March 31, 2012.  On each of the occasions Golden State, by letter agreements, agreed that the occasions did not constitute a default and thereby waived the default provision for the occasions.

Subsequent to March 31, 2012 Golden State advanced $100,000 of warrant exercise advances on the 4.75% convertible debenture.

Common stock issued for services and liabilities

Subsequent to March 31, 2012 post-split shares of common stock totaling 102,041 were issued for consulting services for which the Company recognized $15,750 of expense. Additionally post-split shares totaling 1,005,724 we issued for accounts payable for which the Company reduced the accounts payable liability by $376,850.

Equity Incentive Stock Plan

In April 2012 the Company established the 3DIcon Corporation 2012 Equity Incentive Plan (the "2012 EIP"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2012 EIP shall not exceed five million (5,000,000) post-split shares.  The shares are included in a registration statement filed May 3, 2012. Post-split shares totaling 1,107,765 were issued from the 2012 EIP subsequent to March 31, 2012 for services rendered and to satisfy accounts payable to the Company. There are currently 3,892,235 shares available for issuance under the 2012 EIP.

Civil Action Complaint

As previously disclosed, on April 2, 2012, the Company was served with a Summons and Complaint (the “Complaint”) for a civil action involving a billing dispute.  The Complaint was filed by Advanced Optical Technologies, Inc. (“AOT”) in the Second Judicial District Court of New Mexico, County of Bernalillo.  On May 11, 2012, the Company and AOT entered a settlement agreement pursuant to which the parties agreed to discontinue all legal proceedings and AOT agreed to take all legal action to withdraw the Complaint.  In connection therewith, the Company agreed to pay AOT $95,125.

Note 14 – Subsequent Events

Debentures payable

In accordance with the terms of the Second Debenture an event of default occurs if the common stock of the Company trades at a price per share of $0.21 or lower. The trading price was at $0.21 or lower on several occasions during the period ended December 31, 2011 and subsequent to December 31, 2011. On each of the occasions Golden State, by separate letter agreements, agreed that the occasions did not constitute a default and thereby waived the default provision for the occasions.

Subsequent to December 31, 2011 Golden State converted $1,664 of the 4.75% convertible debenture into 25,049,954 shares of common stock at $0.00007 per share and exercised 16,635 warrants at $10.90 per share for $181,322 and advanced $100,000 for future exercise of warrants under the terms of the securities purchase agreements.

Common stock and paid in capital

Shares of common stock totaling 10,651,232 were issued in payment of $78,863 in legal and consulting fees under the terms of our agreements for service during 2011 and 2012.

OCAST Grant

The Company received approval for our no cost extension request for the second year of the contract and, with the new modification, the second year ends on August 31, 2012.

Employment contracts

On March 19, 2012 the Company announced that Sidney Aroesty would resign as CEO and join the Board of Directors. The Board appointed display industry veteran Mark Willner as CEO with an annual salary of $180,000.

Dr. George Melnik was appointed the new Senior Technical Advisor with an annual salary of $144,000. Dr. Hakki Refai as Chief Technical Officer.

Civil Action Complaint

On April 2, 2012, the Company was served with a Summons and Complaint (the “Complaint”) for a civil action filed by Advanced Optical Technologies, Inc. (“AOT”) in the Second Judicial District Court of New Mexico, County of Bernalillo. In the Complaint, AOT alleged that the Company owed and refused to pay the amount of $90,124.91 for services performed by AOT through December 28, 2011 and AOT also asserted a fraud claim. The Company believes the allegations in the Complaint to be without merit. Nevertheless, the Company made efforts to resolve the dispute with AOT and believed the matter to be resolved, subject to documentation. The Company intends to aggressively defend the claims set forth in the Complaint.